Commitments and Contingencies (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 200	$ 100	$ 400	$ 200	$ 300	$ 200
2019	160		160
2020	970		970		654
2021	1,275		1,275		672
2022	1,312		1,312		689
2023	1,349		1,349		474
2024	5,020		5,020		111
Total	$ 10,086		$ 10,086		3,138
2019					$ 538